Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
Revenues	$ 94,172	$ 64,551	$ 138,580	$ 101,325
Cost of revenues	61,764	44,904	94,306	78,159
Gross profit	32,408	19,647	44,274	23,166
Operating expenses:
Research and development	9,181	7,736	15,123	15,239
Sales, general, and administrative	13,470	9,403	19,353	17,265
Total operating expenses	22,651	17,139	34,476	32,504
Income (loss) from operations	9,757	2,508	9,798	(9,338)
Other income (expense):
Interest expense, net	(225)	(971)	(1,269)	(2,229)
Other income (expense)	34	(797)	(1,834)	(753)
Income (loss) before income taxes	9,566	740	6,695	(12,320)
Income tax expense	1,997	2,240	4,858	1,882
Net income (loss)	7,569	(1,500)	1,837	(14,202)
Less: Income allocated to participating securities	(4,415)	0	(1,837)	0
Net income (loss) attributable to common stockholders	$ 3,154	$ (1,500)	$ 0	$ (14,202)
Net income (loss) per share, basic (in dollars per share)	$ 0.23	$ (0.57)	$ 0.00	$ (5.68)
Net income (loss) per share, diluted (in dollars per share)	$ 0.17	$ (0.57)	$ 0.00	$ (5.68)
Shares used in per share calculations:
Basic (in shares)	13,761	2,613	2,735	2,500
Diluted (in shares)	18,797	2,613	2,735	2,500